Related Party Transactions (Details)	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 29, 2020 USD ($)	Mar. 31, 2020 USD ($) item	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Proceeds from sale of investment		$ 2,045,701
Investor
Related Party Transaction [Line Items]
Loan from related party		$ 143,500,000		$ 143,500,000
Vendor one
Related Party Transaction [Line Items]
Number of executives | item		2		2
Ownership interest, as a percent		1.00%		1.00%
Expense for related party		$ 1,456,501	$ 779,110	$ 4,488,080	$ 1,905,454
Carrying value	$ 1,455,000			$ 1,455,000
Proceeds from sale of investment	$ 2,045,701
Gain on sale of investment		$ 590,701
Vendor two
Related Party Transaction [Line Items]
Number of executives | item		2		2
Ownership interest, as a percent		1.00%		1.00%
Expense for related party		$ 544,449	$ 450,000	$ 1,964,266	$ 1,636,919